Consolidated statement of financial position - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash assets	$ 52,709	$ 94,177	$ 62,475
Receivables	353	141	253
Total current assets	53,062	94,318	62,728
Non-current assets
Receivables	307	195	200
Plant and equipment	522	0	2
Right of use asset	202	245	232
Exploration and evaluation expenditure	152,226	118,487	85,988
Total non-current assets	153,257	118,927	86,422
Total assets	206,319	213,245	149,150
Current liabilities
Payables	8,340	8,794	4,969
Lease liabilities	134	168	188
Provisions	368	497	256
Total current liabilities	8,842	9,459	5,413
Non-current liabilities
Lease liabilities - non-current	78	87	59
Total Non-current liabilities	78	87	59
Total liabilities	8,920	9,546	5,472
Net assets	197,399	203,699	143,678
Equity
Contributed equity	255,364	254,273	174,390
Reserves	(5,438)	(4,438)	6,921
Accumulated losses	(52,527)	(46,136)	(37,633)
Total equity	$ 197,399	$ 203,699	$ 143,678